INCOME TAXES - Tax Treatment of Common Stock Distributions (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Income Taxes - Tax Treatment Of Common Stock Distributions Details
Dividends per share	$ 0.495000
Ordinary Income	44.5561%
Long-Term Capital Gain	4.9439%
Return of Capital	0.00%